Regulator File No.
84-01100

In accordance wit 10031790 to Form TA-1
is being filec emption.

OMB Approval	
OMB Number:	3235-0084
Expires:	April 30, 2012
Estimated average burden hours per response.................2.0	

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-1

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):

☐ Comptroller of the Currency
☐ Federal Deposit Insurance Corporation
☐ Board of Governors of the Federal Reserve System
☒ Securities and Exchange Commission

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 1 5 2010
BRANCH OF REGISTRATIONS AND EXAMINATIONS
03

2. Filing Status of this form (check one):

☐ Registration ☒ Amendment to Registration

3. a. Full name of registrant:
Goldman, Sachs & Co.

Previous name, if being amended:
N/A

b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
900050

c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
71 S. Wacker Dr. Suite 500	**Chicago,**	**IL**	**60606**

e. Telephone Number: (Include Area Code)
312-655-4400

d. Mailing address, if different from response to Question 3c.
N/A

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es):

Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5)

Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

Form TA-1
Page 2

Applicant Name: Goldman, Sachs & Co.

Date: October 14, 2010

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

Name	FINS Number	Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
		☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form:	Title: **Chief Compliance Officer**
Name of Official responsible for form: (First name, Middle name, Last name) **Robert Allan Mass**	Date Executed (Month/Day/Year): October 14, 2010

Regulator/File No. 84-01100	**SEC Supplement to Form TA-1**	**OMB APPROVAL** OMB Number: 3235-0084 Expires: April 30, 2012 Estimated average burden hours per response.....2.0

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:

Goldman, Sachs & Co.

1. If registrant is a:

- ☐ Corporation – Complete Schedule A
- ☐ Sole Proprietorship – Complete Schedule C
- ☐ Partnership – Complete Schedule B
- ☐ Other (specify):____________ - Complete Section C

2. Does any person or entity not named in Schedules A, B or C:

(a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or.. Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)

(b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?.. Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

3. Definitions:

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☒ No ☐

(2) Any other felony?.. Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? .... Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?......................... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?.. Yes ☐ No ☐

Regulator/File No.

84-01100

Supplement to Form TA-1
Page 2

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted? .... ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities? .... ☐ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? ☒ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? ☒ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? ☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? ☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? ☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission? ☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules? ☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? ☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? ☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☒ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item? ☐ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? ☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? ☐ Yes ☐ No

4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:

- The individuals named in the action
- The title and date of the action
- The court or body taking the action and its location

A description of the proceeding

File Number 84-01100	**Schedule A of SEC Supplement to Form TA-1** **For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as:
   Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule B of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 10/14/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending		

File Number 84-01100	**Schedule C of SEC Supplement to Form TA-1 For Partnership Registrants**	
Date: Mo/Day/Yr 10/14/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending	

File Number 84-01100	**Schedule D of SEC Supplement to Form TA-1**	
Date: Mo/Day/Yr 10/14/2010	Full Name of Registrant: **Goldman, Sachs & Co.**	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
3E(2)	FINRA Summary Fine Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation, on behalf of The New York Stock Exchange LLC ("NYSE"), alleged that Goldman, Sachs & Co. (the "Firm"): (i) on January 3, 2008, entered three market-on-close ("MOC") orders on behalf of a Firm proprietary account past the 3:50 p.m. cut-off time with no published imbalance on the contra side, (ii) on September 29, 2008, entered a buy program containing limit-on-close ("LOC") and MOC orders past the 3:50 p.m. cut-off time with no contra side imbalances, and (iii) on January 13, 2009, entered a LOC order past the 3:50 p.m. cut-off time on the same side as a published imbalance, each in violation of NYSE Rule 123C. Without admitting or denying the allegations, the Firm executed and submitted a Notice of Fine for Minor Violation(s) of Rules (MRV), which became final on August 16, 2010 and on August 20, 2010, the firm submitted a check to FINRA in the amount of $5,000, in payment of two summary fines, each in the amount of $2,500.
3D(1); 3D(2)	Tennessee Department of Commerce and Insurance, Securities Division, Order No. 10-005 (SI-2008-010) Various state regulators, including the Tennessee Department of Commerce and Insurance, Securities Division, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into a Consent Order with the Tennessee Department of Commerce and Insurance, Securities Division, on August 19, 2010, in which: (i) the Tennessee Department of Commerce and Insurance, Securities Division, alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $410,721.37 to the Tennessee Department of Commerce and Insurance, Securities Division, which amount was paid on September 1, 2010.
3E(2)	CBOE Inquiry No. 94380 The Chicago Board Options Exchange, Inc. ("CBOE") Department of Market Regulation alleged that, on March 16, 2009, Goldman Sachs Execution & Clearing, L.P. ("GSEC") erroneously coded a broker-dealer client account as a CBOE member when, in fact, the client was an International Securities Exchange (ISE) member, in alleged violation of CBOE Rule 6.51, Interpretation .02 – Reporting Duties. Without admitting or denying the allegations, GSEC chose not to contest a CBOE Minor Rule Violation System Disciplinary Notice (MRV), which became final on August 25, 2010, and on October 7, 2010, CBOE debited GSEC's account in payment of a fine in the amount of $1,500.

3E(2)	FINRA File No. 20090186424-01 Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that, during the periods from January 1 to March 31, 2009 and October 1 to December 31, 2009, Goldman, Sachs & Co. (the "Firm") failed to report the correct time of execution to the Real-time Transaction Reporting System ("RTRS") for certain reports of transactions in municipal securities and failed to report information regarding certain purchase and sale transactions effected in municipal securities to the RTRS in a timely manner as prescribed by Rule G-14 RTRS Procedures and the RTRS Users Manual, in alleged violation of MSRB Rule G-14. Without admitting or denying the allegations, the Firm consented to a censure and entered into a Letter of Acceptance, Waiver and Consent (AWC) which was accepted by FINRA on August 24, 2010 and on September 15, 2010, the Firm submitted a wire in payment of a fine in the amount of $25,000.
3E(2)	FINRA File No. 20090170159-01 Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that: (i) on September 17 and 18, 2009, Goldman Sachs Execution & Clearing, L.P. ("GSEC") failed to provide written notification to certain customers that a transaction was executed at an average price as a result of information being truncated from relevant confirmations, in alleged violation of SEC Rule 10b-10, and (ii) in July 2009, GSEC made available a report on the covered orders in national market system securities it received for execution from any person and such report included four instances in which the firm incorrectly calculated figures for Total Covered Orders, Total Covered Shares, and Canceled Shares as a result of errors in a vendor's system, in alleged violation of SEC Rule 605 of Regulation NMS. Without admitting or denying the allegations, GSEC consented to a censure and a fine and entered into a Letter of Acceptance, Waiver and Consent (AWC) which was accepted by FINRA on August 24, 2010, and on September 15, 2010, GSEC submitted a wire in payment of the fine in the amount of $25,000.
3A(1)	Cleveland Municipal Court, Section 367.12(c) of the City of Cleveland, Ohio Codified Ordinances On August 26, 2010, MTGLQ Investors, L.P. ("MTGLQ"), a Delaware limited partnership investing in various real estate transactions, and a subsidiary of The Goldman Sachs Group, Inc., entered a plea of "no contest" to a misdemeanor violation of Section 367.12(c) of the City of Cleveland, Ohio Codified Ordinances in four cases filed in Cleveland Municipal Court. The Cleveland ordinance requires a seller of real property to furnish to the purchaser a Certificate of Disclosure addressing the condition of the property before entering into a contract for sale; each violation of the ordinance carries a maximum fine of $5,000. Rather than impose the maximum fine, the Cleveland Municipal Court reduced the total fine to a sum of $2,500 per violation, or $10,000 in total, which amount was paid on October 1, 2010. Failure to provide the disclosure required by the Cleveland ordinance was due to a misunderstanding of the requirement as applied to particular transactions.

3F	FSA Notice The Financial Services Authority in the UK ("FSA") investigated Goldman Sachs International ("GSI") in relation to (i) the marketing of the synthetic collateralized debt obligation transaction named ABACUS 2007-AC1 ("Abacus") by GSI, (ii) the failure by GSI to notify the FSA of the Securities and Exchange Commission's ("SEC") investigation into Abacus and (iii) GSI's systems and controls with respect to the internal reporting and escalation of regulatory matters. GSI agreed to the imposition of a fine by the FSA of GB£17.5 million, which amount was paid on September 15, 2010. As indicated in a notice published by the FSA on September 9, 2010 (the "Notice"), in respect of breaches of FSA Principles 2, 3 and 11, the FSA included in its 'Reasons for the action' that, during the relevant period, which occurred between July 2009 at the latest and April 16, 2010: (i) in breach of FSA Principle 2, GSI failed to conduct its business with due skill, care and diligence in relation to its regulatory obligations. Specifically, GSI failed to consider the regulatory reporting obligations for GSI of the SEC investigation, including the Goldman, Sachs & Co. Wells Notice and the Mr. Fabrice Tourre Wells Notice, (ii) in breach of FSA Principle 3, GSI failed to take reasonable care to organize and control its affairs responsibly and effectively with adequate policies, procedures, systems and controls in relation to internal communications within the GS Group and GSI to enable GSI to fulfill its external regulatory reporting obligations, and (iii) in breach of FSA Principle 11, GSI failed to disclose the Mr. Tourre Wells Notice to the FSA, which was information of which the FSA would reasonably expect notice and which was reasonably material to the assessment of Mr. Tourre's fitness and propriety to hold a controlled function. The FSA accepted that this failure was not as a result of GSI deliberately withholding information. No finding was made with respect to the marketing of Abacus by GSI. As acknowledged in the Notice, a program of enhancements to GSI's systems is underway to ensure that all relevant issues are reported to the FSA. A number of improvements have already been made. The Notice also specifically states that the breaches it identified were not deliberate, but inadvertent and that they do not reflect adversely on the integrity of GSI or the individuals concerned.
3D(1); 3D(2)	Louisiana Office of Financial Institutions, Case No. OFI-2010-0014 Various state regulators, including the Louisiana Office of Financial Institutions, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into an Administrative Consent Order with the Louisiana Office of Financial Institutions on September 10, 2010, in which: (i) the Louisiana Office of Financial Institutions alleged that the Firm failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $118,528.64 to the Louisiana Office of Financial Institutions, which amount was paid on September 23, 2010.